Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisition
US$

Cash consideration	(10,000,000)
Cash and cash equivalents acquired	2,200
Net outflow of cash and cash equivalents	(9,997,800)
US$

Total purchase price	10,000,000

Net identifiable assets acquired:
Cash and cash equivalents	2,200
Land reclamation development	9, 740,000
Goodwill	278,300
Current liabilities	(20,500)
Net assets acquired	10,000,000